Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt
2025	$ 0
2026	0
2027	25,000
2028	0
2029	0
Total long-term debt	$ 25,000	$ 38,796